Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.46%	18.25%	16.22%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	26.11%	14.96%	14.96%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.02%	12.76%	12.80%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	19.29%	11.79%	11.96%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		30.25%	15.09%	14.59%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		32.03%	16.26%	15.75%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		32.00%	16.23%	15.81%

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.